Consolidated Income Statements - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit (loss) [abstract]
Net sales		€ 19,889	€ 18,360	[1],[2]
Other revenues		1,452	1,529	[2],[3]
Cost of sales		(5,881)	(5,966)	[2]
Gross profit		15,460	13,923	[2]
Research and development expenses		(3,717)	(3,335)	[2]
Selling and general expenses		(4,506)	(4,303)	[2]
Other operating income		533	563	[2]
Other operating expenses		(2,476)	(1,977)	[2]
Amortization of intangible assets		(777)	(898)	[2]
Impairment of intangible assets		(210)	371	[2]
Fair value remeasurement of contingent consideration		(61)	(66)	[2]
Restructuring costs and similar items	[4]	(430)	(1,060)	[2]
Other gains and losses, and litigation		(57)	(450)	[2]
Operating income		3,759	2,768	[5]
Financial expenses		(361)	(583)	[5],[6]
Financial income		184	277	[5],[6]
Income before tax and investments accounted for using the equity method		3,582	2,462	[2],[7]
Income tax expense		(711)	(379)	[2],[7]
Share of profit/(loss) from investments accounted for using the equity method		85	(22)	[2]
Net income from continuing operations		2,956	2,061	[2]
Net (income)/loss of the exchanged/held-for-exchange Animal Health business		2,881	202	[2]
Net income		5,837	2,263	[8]
Net income attributable to non-controlling interests		25	17	[2]
Net income attributable to equity holders of Sanofi		€ 5,812	€ 2,246	[2]
Average number of shares outstanding (in shares)		1,225,500,000	1,249,400,000	[2]
Average number of shares after dilution (in shares)		1,230,700,000	1,253,800,000	[2]
Basic earnings per share (in euros per share)		€ 4.74	€ 1.80	[2]
Diluted earnings per share (in euros per share)		4.72	1.79	[2]
Basic earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros per share)		2.40	1.64	[2]
Basic earnings (loss) per share from discontinued operations		2.34	0.16	[2]
Diluted earnings (loss) per share from discontinued operations		2.33	0.16	[2]
Diluted earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros per share)		€ 2.39	€ 1.63	[2]

[1]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a) Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	(a) Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[5]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[6]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[7]	(a) Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[8]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.